CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2017
Revenues
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000

Customer A	269,925	346,826	317,075	47,088
Customer B	113,929	94,974	118,970	18,285

Accounts receivables
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Customer A	67,840	73,422	11,288
Customer C	*	17,625	2,709
Customer B	22,618	*	*